Inventories - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished goods	$ 343	$ 309
Materials and spare parts	372	271
Raw materials	242	192
Work-in-process	225	164
Inventory in transit	79	35
Current inventories	$ 1,261	$ 971